SHARE-BASED COMPENSATION (2007 and 2011 Share Plan) (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 15, 2011	Feb. 28, 2011	Dec. 15, 2010	Apr. 26, 2010	Dec. 15, 2007	Jun. 07, 2007
Schedule X [Member] | Vesting at the end of the first quarter of 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	50.00%
Schedule X [Member] | Vesting at the end of the second quarter of 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	50.00%
2007 Share Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance									10,000,000
Number of common shares reserved for issuance					44,415,442	36,415,442	26,415,442	21,176,471
2007 Share Plan [Member] | Awards (Collectively) [Member] | Schedule IV [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2007 Share Plan [Member] | Awards (Collectively) [Member] | Schedule V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	6 years
2011 Share Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants	13,767,915	8,944,211	11,512,160
2011 Share Plan [Member] | Schedule XI [Member] | Vesting when granted and not subject to any vesting terms [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	50.00%
2011 Share Plan [Member] | Awards (Collectively) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance				13,000,000
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule VI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule VI [Member] | Vesting when granted and not subject to any vesting terms [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	25.00%
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule VII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule VIII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule VIII [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	25.00%
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule IX [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule IX [Member] | Vesting when granted and not subject to any vesting terms [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	25.00%
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule XI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule XII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule XII [Member] | Vesting when granted and not subject to any vesting terms [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	25.00%
2007 and 2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2007 and 2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule I [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	25.00%
2007 and 2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule II [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	100.00%
2007 and 2011 Share Plan [Member] | Awards (Collectively) [Member] | Schedule III [Member] | Vesting when granted and not subject to any vesting terms [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting	100.00%